TENANT IMPROVEMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Tenant Improvement
Depreciation expense	$ 9,920	$ 109	$ 14,579	$ 1,640	$ 7,492	$ 2,942